Capital leases (Details 2) - Vessel And Equipment [Member]	Sep. 30, 2015 USD ($)
Capital Leased Assets [Line Items]
Vessels and equipment	$ 44,525,446
Accumulated depreciation	(6,827,643)
Total	$ 37,697,804